Payments, by Project - 12 months ended Dec. 31, 2024 - MXN ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 179,351,696	$ 796,086	$ 1,345,204	$ 71,000	$ 181,563,986
ENTITY LEVEL PAYMENT/MX - Secretaría de Hacienda y Crédito Público
Total	178,910,079				178,910,079
MUTUAL BENEFIT PROJECTS - State of Chiapas
Total				23,500	23,500
MUTUAL BENEFIT PROJECTS - State of Tabasco
Total				47,500	47,500
CNH-A3-CÁRDENAS-MORA/2018 - Secretaría de Hacienda y Crédito Público
Total	31,975				31,975
CNH-A3-CÁRDENAS-MORA/2018 - Comisión Nacional de Hidrocarburos
Total		298,407	403		298,810
CNH-A4-OGARRIO/2018 - Secretaría de Hacienda y Crédito Público
Total	32,280				32,280
CNH-A4-OGARRIO/2018 - Comisión Nacional de Hidrocarburos
Total		252,462			252,462
CNH-M1-EK-BALAM/2017 - Secretaría de Hacienda y Crédito Público
Total	282,765				282,765
CNH-M1-EK-BALAM/2017 - Comisión Nacional de Hidrocarburos
Total		176,445	1,301,631		1,478,076
CNH-M2-SANTUARIO-EL GOLPE/2017 - Secretaría de Hacienda y Crédito Público
Total	29,368				29,368
CNH-M2-SANTUARIO-EL GOLPE/2017 - Comisión Nacional de Hidrocarburos
Total		35,354	7		35,361
CNH-M3-MISIÓN/2018 - Secretaría de Hacienda y Crédito Público
Total	10,839				10,839
CNH-M3-MISIÓN/2018 - Comisión Nacional de Hidrocarburos
Total			6,430		6,430
CNH-M4-ÉBANO/2018 - Secretaría de Hacienda y Crédito Público
Total	13,055				13,055
CNH-M4-ÉBANO/2018 - Comisión Nacional de Hidrocarburos
Total			21,465		21,465
CNH-M5-MIQUETLA/2018 - Secretaría de Hacienda y Crédito Público
Total	5,250				5,250
CNH-M5-MIQUETLA/2018 - Comisión Nacional de Hidrocarburos
Total		33,418	1,326		34,744
PHOSPHATE MINING - Secretaría de Hacienda y Crédito Público
Total	36,085				36,085
PHOSPHATE MINING - Servicio Geológico Mexicano
Total			13,942		13,942
Mexican Petroleum Exploration and Production [Member]
Total	179,315,611	$ 796,086	1,331,262	$ 71,000	181,513,959
Other Operating Subsidiary Companies [Member]
Total	$ 36,085		$ 13,942		$ 50,027